CERTIFICATION

Pursuant to Rule 497(j), Annuity Investors Life Insurance Company® Variable Account B, 333-51955 (1933 Act File No. 333-51955, 1940 Act File No. 811-08017) ("Registrant") hereby certifies (a) that the forms of Prospectus and Statement of Additional Information used with respect to it do not differ from those contained in Post-Effective Amendment No. 6 ("Amendment No. 6") to its Registration Statement and (b) that Amendment No. 6 was filed electronically.
Dated: May 2, 2003
By: /s/Mark F. Muething
Mark F. Muething